CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenues
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of Revenue	0	0	0	0	0	0
Gross Profit	0	0	0	0	0	0
Operating Expenses
Commissions & Consulting Fees	0	0	9,000	43,216	312,000	312,000
General & Administrative Costs	81,008	93,585	339,524	345,451	9,160,947	9,241,955
Mining Property Costs	46,901	168,115	591,926	265,137	1,672,351	1,719,252
Depreciation Expense	24,060	26,185	98,673	60,560	159,233	183,293
Impairment Expense	0	0	5,341	124,343	145,995	145,995
Accretion Expense	76	127	513	243	756	832
Professional Services	29,902	18,500	79,714	52,970	250,432	280,334
Total Operating Expenses	181,947	306,512	1,124,691	891,920	11,701,714	11,883,661
Net Operating Loss	(181,947)	(306,512)	(1,124,691)	(891,920)	(11,701,714)	(11,883,661)
Other Income (Expenses)
Gain on Mineral Claim Sales	113,499	4,500	4,500	103,500	227,744	341,243
Other Income from Mineral Claims	0	0	32,500	0	309,649	309,649
Interest Income	125	545	831	532	1,472	1,597
Interest Expense	(305,666)	(237,786)	(644,773)	(166,748)	(906,959)	(1,212,625)
Gain/Loss on Derivative Liability	(217,526)	0	(386,833)	0	(386,833)	(604,359)
Loss on Conversion of Debt	0	0	0	0	(137,000)	(137,000)
Bad Debt (Expense) / Recovery	0	0	982	(29,018)	(47,185)	(47,185)
Loss on Settlement	0	0	0	(62,095)	(62,095)	(62,095)
Other Expense	0	0	(2,222)	0	(2,222)	(2,222)
Other Income	1,094	0	0	0	0	1,094
Realized Gain (Loss) on Investment	0	0	0	0	(97,109)	(97,109)
Net Other Income (Expenses)	(408,474)	(232,741)	(995,015)	(153,829)	(1,100,538)	(1,509,012)
Loss From Continuing Operations	(590,421)	(539,253)	(2,119,706)	(1,045,749)	(12,802,252)	(13,392,673)
Loss From Discontinued Operations	0	0	0	0	(673,596)	(673,596)
Net Loss	(590,421)	(539,253)	(2,119,706)	(1,045,749)	(13,475,848)	(14,066,269)
Unrealized (Loss)/Gain on Available For Sale Securities	9,950	0	(12,500)	0	(12,500)	(2,550)
Total Comprehensive Loss	$ (580,471)	$ (539,253)	$ (2,132,206)	$ (1,045,749)	$ (13,488,348)	$ (14,068,819)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)	104,488,352	98,127,893	99,799,411	91,479,959
Basic Net Gain (Loss) per Share (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Diluted) (in Shares)	104,488,352	98,127,893	99,799,411	91,479,959
Diluted Net Gain (Loss) per Share (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)